Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Consolidation, Policy [PolicyText Block]
Principal of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of Tantech BVI and its subsidiaries, USCNHK, Lishui Tantech, Tantech Bamboo and its wholly owned subsidiaries, Tantech Charcoal, Tantech Energy, Tantech Babiku and Tanbo Tech, E-Motor and E-Motor Holdings (collectively, the “Company”). All significant inter-company balances and transactions are eliminated upon consolidation.

Non Controlling Interest [Policy Text Block]	Non-controlling interest Non-controlling interest represents 30% of the equity interest in Suzhou E-Motors owned by Jinke Chuangtou Co., Ltd., which is not under the Company's control.

Consolidation, Variable Interest Entity, Policy [Policy Text Block]
Consolidation of variable interest entities

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. The VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

The following assets and liabilities of the consolidated VIE are included in the accompanying consolidated financial statements of the Company as of December 31, 2017:

December 31, 2017

Current assets	$16,760,444
Non-current assets	36,352,228
Total assets	53,112,672

Current liabilities	(21,695,054)
Non-current liabilities	(2,086,086)
Total liabilities	$(23,781,140)

Business Combinations Policy [Policy Text Block]
Business Combinations

Business combinations are accounted for under the purchase method of accounting. Under the purchase method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the income statement from the date of acquisition.

Discontinued Operations, Policy [Policy Text Block]
Discontinued operation

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations (which we presented as operations to be disposed and operations disposed), less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the fair value estimates used in the purchase price allocation, the useful lives of property and equipment; allowances pertaining to the allowance for doubtful accounts and suppliers; the valuation of inventories; and the realizability of deferred tax assets.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value of Financial Instruments

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, other receivables, accounts payable, customer deposits, accrued expenses, short term bank loans and banker’s acceptance notes payable approximates their recorded values due to their short-term maturities.

Cash and Cash Equivalents, Unrestricted Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances are in bank accounts in PRC and Hong Kong and are not insured by the Federal Deposit Insurance Corporation or other programs.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash

Restricted cash represents required cash deposits as a part of collateral for bank acceptance notes payable and letters of credit. The Company is required to maintain 19% of the balance of the bank acceptance notes payable in restricted cash to ensure future credit availability. The Company earns interest at a variable rate per month on this restricted cash.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, trade accounts receivable and advances to suppliers. All of the Company’s cash is maintained with banks within the People’s Republic of China and Hong Kong of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Advances To Suppliers [Policy Text Block]
Advances to Suppliers

In order to ensure a steady supply of raw materials, the Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Company.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment and Construction in Progress

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Buildings	20 years
Machinery and equipment	5-10 years
Transportation equipment	4 years
Office equipment	4 - 5 years
Electronic equipment	3 years

Repairs and maintenance costs are normally charged to earnings in the year in which they are incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Construction in progress includes direct costs of construction or acquisition of equipment, interest expense associated with the loans used for the construction and design fees incurred. Capitalization of these costs ceases and the construction in progress is transferred to plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. No depreciation is provided until it is completed and ready for its intended use.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangibles including goodwill

Intangible assets are acquired individually or as part of a group of assets, and are initially recorded at their fair value. The cost of a group of assets acquired in a transaction is allocated to the individual assets based on their relative fair values.

The estimated useful lives of the Company’s intangible assets are as follows:
Estimated Useful Life

Goodwill	Indefinite
Licenses and permit	Indefinite
Software	3- 10 years
Land use right	50 years
Patents	10 years

The Company evaluates intangible assets for impairment other than goodwill whenever events or changes in circumstances indicate that the assets might be impaired.

The Company evaluates goodwill and licenses and permits for impairment when a triggering event occurs. There is no intangible assets impairment as of December 31, 2017 and 2016.

Customer Deposits [Policy Text Block]	Customer Deposits Customer deposits represent amounts received from customers in advance of shipments relating to the sales of the Company’s products.

Lessee, Leases [Policy Text Block]
Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenues under FAS Codification Topic 605 (“ASC 605”). Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria, as related to the Company’s revenue, are considered to have been met as follows:

Sales of products: Upon sales of products, the delivery of goods either occurs when (a) goods leave the Company’s warehouse or production facilities or (b) goods are delivered and accepted by customer, usually at a location outside the Company. For sales under free on board (“FOB”) warehouse or production facilities term, the Company recognizes revenue when product leaves the Company’s warehouse or production facility. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company. For sales under FOB destination term, the Company recognizes revenue when product is delivered and accepted by customer. Product delivery is evidenced by signed receipt document upon delivery.

Under both cases, the risk of loss and/or title of goods passes to the customer at the time of delivery. The Company does not recognize any revenue for any sale arrangements that do not transfer title and/or risk of loss. The Company’s sales cutoff for both methods is evidenced by the receipt of goods delivery either signed by the shipping company or the customer acknowledging the receipt of goods. Such document is used as the proof of transfer of title and/or risk of loss.

Revenue from the rendering of services: Revenue from electric vehicle assembly services are recognized upon performance of services as stipulated in the underlying contract. Service revenue generated is currently minimum and insignificant.

Government manufacturing rebate income: The Company is eligible for a government manufacturing rebate on each qualifying electric bus sold. The government manufacturing rebates are recognized as part of revenue when sales are finalized, amount of rebates can be reasonably estimated and collection is assured. The collectability of rebates can be assured as long as the sales are deemed qualifying based on the criteria set by the government.

Revenue is reported net of all value added taxes. The Company does not routinely permit customers to return products and historically, customer returns have been immaterial.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Cost of revenues also includes the cost of raw materials and utility purchased from related parties. Write-down of inventory for lower of cost or market adjustments is also recorded in cost of revenues.

Subsidy Income [Policy Text Block]
Subsidy Income

The Company periodically receives various government grants such as “High Technology Projects Subsidy” and “Scientific Research Grant”. There is no guarantee the Company will continue to receive such grants in the future.

Other Income [Policy Text Block]	Other Income Other income was primarily related to the consulting fee that the Company charged a third party using a Company’s patent in the production of doors with air treatment functionality.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The Company’s financial information is presented in U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is the RMB, the currency of the PRC.  Any subsidiary transactions, which are denominated in currencies other than RMB, are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2017		December 31, 2016		December 31, 2015
US$:RMB exchange rate	Period End	$0.1537	Period End	$0.1440	Period End	$0.1541
	Average	$0.1478	Average	$0.1506	Average	$0.1606

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (loss)

Comprehensive income (loss) consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholder’s equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from those subsidiaries not using the U.S. dollar as their functional currency.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company’s subsidiaries in China are subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the years ended December 31, 2017 and 2016. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2017 and 2016. All tax returns since the Company’s inception are subject to examination by tax authorities.

Value Added Tax [Policy Text Block]
Value Added Tax (“VAT”)

The Company is subject to VAT for selling merchandise. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax office has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Earnings (loss) per Share (“EPS”) [Policy Text Block]
Earnings (loss) per Share (“EPS”)

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”), and SEC Staff Accounting Bulletin No. 98 (“SAB 98”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2017, there were 1,078,045 warrants not included in the diluted loss per share as they would be anti-dilutive.

Statement Of Cash Flows [Policy Text Block]
Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are calculated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets

Reclassification, Policy [Policy Text Block]
Reclassification

In connection with the discontinued operation of the EDLC business, certain prior period amounts have been reclassified to conform to the current period presentation. Such reclassifications had no effect on net income or cash flows as previously reported.

Risks And Uncertainties [Policy Text Block]
Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to affect the remittance.

The Company does not carry any business interruption insurance, products liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASU 2014-09), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance throughout the Industry Topics of the Codification. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. In August 2015, the FASB issued ASU 2015-14, which deferred the effective date of ASU 2014-09 to fiscal years beginning after December 31, 2017, and interim periods within those fiscal years, with early adoption permitted for reporting periods beginning after December 15, 2016. Subsequently, the FASB issued ASUs in 2016 containing implementation guidance related to ASU 2014-09, including: ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations; ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which is intended to clarify two aspects of Topic 606: identifying performance obligations and the licensing implementation guidance; ASU 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which contains certain provisions and practical expedients in response to identified implementation issues; and ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which is intended to clarify the Codification or to correct unintended application of guidance. ASU 2014-09 allows for either full retrospective or modified retrospective adoption. The Company adopted ASU 2014-09 and the related ASUs on January 1, 2018 using the modified retrospective method, which will not result in a cumulative catch-up adjustment to the opening balance sheet of retained earnings at the effective date.

In September 2017, the FASB has issued ASU No. 2017-13, “Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842): Amendments to SEC Paragraphs Pursuant to the Staff Announcement at the July 20, 2017 EITF Meeting and Rescission of Prior SEC Staff Announcements and Observer Comments.” The amendments in ASU No. 2017-13 amends the early adoption date option for certain companies related to the adoption of ASU No. 2014-09 and ASU No. 2016-02. Entities may still adopt using the public company adoption guidance in the related ASUs, as amended. The effective date is the same as the effective date and transition requirements for the amendments for ASU 2014-09 and ASU 2016-02.

Recent accounting pronouncements

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company has performed an assessment of our revenue contracts and concluded that there will be no change to (1) the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606, which includes product sales, (2) the presentation of revenue as gross versus net, or (3) the amount of capitalized contract costs upon adoption of Topic 606. Because there will be no change to the timing and pattern of revenue recognition, we believe there will be no material changes to the Company’s consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02). ASU 2016-02 requires an entity to recognize lease assets and lease liabilities on the balance sheet and to disclose key information about the entity’s leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. A modified retrospective approach is required. The Company anticipates the adoption of ASU 2016-02 will have a material impact on the Company’s consolidated financial position; however, the Company does not believe adoption will have a material impact on the Company’s results of operations. The Company believes the most significant impact relates to our accounting for operating leases for office space and equipment.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Basically, these amendments provide a screen to determine when a set is not a business. If the screen is not met, the amendments in this ASU first, require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and second, remove the evaluation of whether a market participant could replace missing elements. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In February 2017, the FASB issued ASU No. 2017-05 (“ASU 2017-05”) to provide guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. As a result of the new guidance, the guidance specific to real estate sales in ASC 360-20 will be eliminated. ASU 2017-05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05 — Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”), which amends the FASB Accounting Standards Codification and XBRL Taxonomy based on the Tax Cuts and Jobs Act (the “Act”) that was signed into law on December 22, 2017 and Staff Accounting Bulletin No. 118 (“SAB 118”) that was released by the Securities and Exchange Commission. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Company does not believe this guidance will have a material impact on its consolidated financial statements.